Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		€ 8,759	€ 3,817	€ 10,792	€ 8,336
Other income			158		380
Research and development costs		(12,667)	(11,408)	(24,497)	(23,731)
General and administrative costs		(4,914)	(4,816)	(8,766)	(8,050)
Total operating costs		(17,581)	(16,224)	(33,263)	(31,781)
Operating result		(8,822)	(12,249)	(22,471)	(23,065)
Finance income and expense		152	192	364	647
Results related to financial liabilities measured at fair value through profit or loss		(33)	(104)	21	178
Result before corporate income taxes		(8,703)	(12,161)	(22,086)	(22,240)
Income taxes		(25)	(18)	(25)	(18)
Result for the period		(8,728)	(12,179)	(22,111)	(22,258)
Other comprehensive income (foreign exchange differences on foreign operation)		48	(682)	227	(1,053)
Total comprehensive income		(8,680)	(12,861)	(21,884)	(23,311)
Result attributable to
Owners of the Company		(8,728)	(12,179)	(22,111)	(22,258)
Total comprehensive loss attributable to
Owners of the Company		€ (8,680)	€ (12,861)	€ (21,884)	€ (23,311)
Share information
Weighted average number of shares outstanding (basic)	[1]	109,958,613	105,343,897	107,673,118	105,320,495
Weighted average number of shares outstanding (diluted)	[1]	109,958,613	105,343,897	107,673,118	105,320,495
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.08)	€ (0.12)	€ (0.21)	€ (0.21)
Diluted loss per share	[1]	€ (0.08)	€ (0.12)	€ (0.21)	€ (0.21)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal.